Annual Total Returns- Inverse Government Long Bond Strategy Fund (Class A Class C and Institutional Class) [BarChart] - Class A Class C and Institutional Class - Inverse Government Long Bond Strategy Fund - Class C	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(31.03%)	(6.57%)	16.58%	(25.17%)	(1.49%)	(3.77%)	(9.85%)	2.95%	(13.79%)	(21.91%)